Investment in Associated Companies (Condensed Information Regarding Results of Operations) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Revenue		$ 573,957	$ 487,763	$ 386,470
(Loss) / income		312,652	930,273	507,106
Total comprehensive income		290,985	969,862	486,165
Depreciation and amortization		62,876	57,640	34,171
Income taxes		37,980	4,325	4,698
Qoros [Member]
Disclosure of associates [line items]
Revenue	[1],[2]			23,852
(Loss) / income	[1],[2],[3]			(52,089)
Other comprehensive income	[1],[2],[3]			(3)
Total comprehensive income	[1],[2]			(52,092)
Kenon's share of comprehensive income	[1],[2]			(6,251)
Adjustments For Share Of Total Comprehensive Income Of Associates And Joint Ventures Accounted For Using Equity Method	[1],[2]			3
Kenon share of comprehensive income presented in the books	[1],[2]			(6,248)
Depreciation and amortization				13,000
Interest income				1,000
Interest expense				18
Income taxes				0
Z I M Member
Disclosure of associates [line items]
Revenue		12,561,600	10,728,698	3,991,696
(Loss) / income	[3]	4,619,400	4,640,305	517,961
Other comprehensive income	[3]	(41,200)	(3,462)	5,854
Total comprehensive income		4,578,200	4,636,843	523,815
Kenon's share of comprehensive income		1,023,567	1,258,913	167,621
Adjustments For Share Of Total Comprehensive Income Of Associates And Joint Ventures Accounted For Using Equity Method		558	1,116	1,394
Kenon share of comprehensive income presented in the books		1,024,125	1,260,029	$ 169,015
Fairview [Member]
Disclosure of associates [line items]
Revenue		373,967	199,030
(Loss) / income	[3]	98,907	9,666
Other comprehensive income	[3]	15,730	11,192
Total comprehensive income		114,637	20,858
Kenon's share of comprehensive income		28,659	5,214
Adjustments For Share Of Total Comprehensive Income Of Associates And Joint Ventures Accounted For Using Equity Method		(1,267)	(1,249)
Kenon share of comprehensive income presented in the books		(27,392)	3,965
Cpv Maryland [Member]
Disclosure of associates [line items]
Revenue		243,710	170,292
(Loss) / income	[3]	33,249	5,420
Other comprehensive income	[3]	6,419	10,983
Total comprehensive income		39,668	16,403
Kenon's share of comprehensive income		9,917	4,101
Adjustments For Share Of Total Comprehensive Income Of Associates And Joint Ventures Accounted For Using Equity Method		458	2,354
Kenon share of comprehensive income presented in the books		10,375	6,455
Shore [Member]
Disclosure of associates [line items]
Revenue		261,386	189,985
(Loss) / income	[3]	6,853	16,247
Other comprehensive income	[3]	16,301	7,779
Total comprehensive income		23,154	24,026
Kenon's share of comprehensive income		8,690	9,017
Adjustments For Share Of Total Comprehensive Income Of Associates And Joint Ventures Accounted For Using Equity Method		3,554	3,644
Kenon share of comprehensive income presented in the books		12,244	12,661
Towantic [Member]
Disclosure of associates [line items]
Revenue		494,665	258,292
(Loss) / income	[3]	47,436	18,520
Other comprehensive income	[3]	22,616	11,140
Total comprehensive income		70,052	29,660
Kenon's share of comprehensive income		18,214	7,711
Adjustments For Share Of Total Comprehensive Income Of Associates And Joint Ventures Accounted For Using Equity Method		(184)	50
Kenon share of comprehensive income presented in the books		18,030	7,761
Valley [Member]
Disclosure of associates [line items]
Revenue		405,548	139,473
(Loss) / income	[3]	69,138	(58,793)
Other comprehensive income	[3]	1,178	(3,710)
Total comprehensive income		70,316	(55,083)
Kenon's share of comprehensive income		35,158	(27,542)
Adjustments For Share Of Total Comprehensive Income Of Associates And Joint Ventures Accounted For Using Equity Method		413	681
Kenon share of comprehensive income presented in the books		35,571	(26,861)
Three Rivers [Member]
Disclosure of associates [line items]
Revenue		(2,722)	174
(Loss) / income	[3]	(7,934)	(9,281)
Other comprehensive income	[3]	53,814	19,361
Total comprehensive income		45,880	10,080
Kenon's share of comprehensive income		(4,588)	1,008
Adjustments For Share Of Total Comprehensive Income Of Associates And Joint Ventures Accounted For Using Equity Method		0	0
Kenon share of comprehensive income presented in the books		$ (4,588)	$ 1,008

[1]	The 2020 equity accounted results reflect Kenon’s share of losses in Qoros until the completion date of the sale, i.e. April 29, 2020. Subsequent to that, Qoros was reclassified as to Long-term investment (Qoros). Refer to Note 10 for further details.
[2]	The depreciation and amortization, interest income, interest expense and income tax expenses recorded by Qoros during 2020 were approximately $13 million, $1 million, $18 million and $nil thousand respectively.
[3]	Excludes portion attributable to non-controlling interest.